Real estate properties held for lease, net (Properties Held for Lease) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Subject to or Available for Operating Lease [Line Items]
Total costs	$ 69,031,522	$ 30,239,662
Accumulated depreciation	(8,621,341)	(7,035,836)
Real estate properties held for lease, net	60,410,181	23,203,826
Depreciation expense	1,580,540	1,791,775	1,285,497
Real Estate Properties Held for Lease [Member]
Property Subject to or Available for Operating Lease [Line Items]
Collateral value	17,641,221	0
Elementary Schools [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	3,498,308	3,393,339
Basement Parking [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	1,986,277	1,926,678
Kindergartens [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	8,523,103	4,716,688
Parking Facilities [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	11,390,228	15,984,868
Clubhouses [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	6,130,231	4,218,089
Shopping Malls [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	$ 37,503,375	$ 0